Investment Portfolioas of December 31, 2023 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 13.8%
Entertainment 1.6%
Warner Bros Discovery, Inc.*	891,540	10,145,725
Interactive Media & Services 8.2%
Alphabet, Inc. "A"*	215,269	30,070,926
Meta Platforms, Inc. "A"*	63,459	22,461,948
		52,532,874
Media 3.2%
Comcast Corp. "A"	35,772	1,568,602
Fox Corp. "A"	626,617	18,591,727
		20,160,329
Wireless Telecommunication Services 0.8%
T-Mobile U.S., Inc.	32,819	5,261,870
Consumer Discretionary 10.2%
Hotels, Restaurants & Leisure 1.7%
Boyd Gaming Corp.	172,560	10,803,981
Household Durables 5.2%
D.R. Horton, Inc.	198,174	30,118,485
Garmin Ltd.	22,575	2,901,790
		33,020,275
Specialty Retail 2.6%
AutoNation, Inc.*	45,580	6,845,204
Best Buy Co., Inc.	21,914	1,715,428
Lowe's Companies, Inc.	20,819	4,633,269
Signet Jewelers Ltd.	32,335	3,468,252
		16,662,153
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	126,370	4,651,680
Consumer Staples 3.4%
Beverages 0.5%
Molson Coors Beverage Co. "B"	49,470	3,028,059
Consumer Staples Distribution & Retail 0.7%
Kroger Co.	99,626	4,553,905
Food Products 1.2%
Archer-Daniels-Midland Co.	50,029	3,613,094
Conagra Brands, Inc.	148,303	4,250,364
		7,863,458
Tobacco 1.0%
Altria Group, Inc.	156,515	6,313,815

Energy 5.6%
Oil, Gas & Consumable Fuels 5.6%
Coterra Energy, Inc.	175,735	4,484,757
Exxon Mobil Corp.	74,261	7,424,615
Marathon Petroleum Corp.	57,147	8,478,329
Phillips 66	18,065	2,405,174
Pioneer Natural Resources Co.	41,507	9,334,094
Valero Energy Corp.	31,266	4,064,580
		36,191,549
Financials 11.2%
Banks 2.9%
JPMorgan Chase & Co.	94,708	16,109,831
Wells Fargo & Co.	43,473	2,139,741
		18,249,572
Capital Markets 1.2%
State Street Corp.	98,370	7,619,740
Consumer Finance 7.1%
Capital One Financial Corp.	88,581	11,614,741
Discover Financial Services	194,310	21,840,444
Synchrony Financial	316,467	12,085,875
		45,541,060
Health Care 21.8%
Biotechnology 8.5%
AbbVie, Inc.	32,378	5,017,619
Amgen, Inc.	6,947	2,000,875
Gilead Sciences, Inc.	216,075	17,504,236
Regeneron Pharmaceuticals, Inc.*	19,533	17,155,638
Vertex Pharmaceuticals, Inc.*	30,857	12,555,405
		54,233,773
Health Care Equipment & Supplies 2.9%
Edwards Lifesciences Corp.*	36,102	2,752,778
Hologic, Inc.*	95,680	6,836,336
Medtronic PLC	106,619	8,783,273
		18,372,387
Health Care Providers & Services 0.9%
HCA Healthcare, Inc.	5,984	1,619,749
Laboratory Corp. of America Holdings	19,488	4,429,427
		6,049,176
Pharmaceuticals 9.5%
Johnson & Johnson	136,911	21,459,430
Merck & Co., Inc.	293,356	31,981,671
Viatris, Inc.	658,672	7,133,418
		60,574,519
Industrials 6.0%
Electrical Equipment 0.3%
Acuity Brands, Inc.	9,635	1,973,537
Machinery 4.1%
Cummins, Inc.	28,661	6,866,316

Deere & Co.	8,740	3,494,864
PACCAR, Inc.	162,927	15,909,821
		26,271,001
Professional Services 1.2%
ManpowerGroup, Inc.	20,508	1,629,771
Robert Half, Inc.	39,819	3,500,886
SS&C Technologies Holdings, Inc.	46,224	2,824,749
		7,955,406
Trading Companies & Distributors 0.4%
Ferguson PLC	12,049	2,326,300
Information Technology 23.7%
Communications Equipment 2.6%
Cisco Systems, Inc.	331,191	16,731,769
Electronic Equipment, Instruments & Components 1.2%
Sanmina Corp.*	144,201	7,407,605
IT Services 2.4%
Cognizant Technology Solutions Corp. "A"	202,624	15,304,191
Semiconductors & Semiconductor Equipment 9.9%
Applied Materials, Inc.	56,547	9,164,572
Broadcom, Inc.	2,773	3,095,361
KLA Corp.	13,579	7,893,473
Lam Research Corp.	4,498	3,523,104
Microchip Technology, Inc.	88,960	8,022,413
NXP Semiconductors NV	18,244	4,190,282
ON Semiconductor Corp.*	76,397	6,381,441
QUALCOMM, Inc.	101,671	14,704,677
Skyworks Solutions, Inc.	57,138	6,423,454
		63,398,777
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	100,289	19,308,641
Dell Technologies, Inc. "C"	65,041	4,975,636
Hewlett Packard Enterprise Co.	1,444,718	24,531,312
		48,815,589
Materials 3.5%
Chemicals 0.2%
LyondellBasell Industries NV "A"	15,712	1,493,897
Construction Materials 1.0%
CRH PLC	87,972	6,084,144
Metals & Mining 2.3%
Nucor Corp.	84,505	14,707,250
Total Common Stocks (Cost $538,124,845)		634,299,366

Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.38% (a) (Cost $4,692,249)	4,692,249	4,692,249

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $542,817,094)	99.9	638,991,615
Other Assets and Liabilities, Net	0.1	787,375
Net Assets	100.0	639,778,990
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (a) (b)
—	0 (c)	—	—	—	9,793	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 5.38% (a)
2,152,662	14,883,547	12,343,960	—	—	41,597	—	4,692,249	4,692,249
2,152,662	14,883,547	12,343,960	—	—	51,390	—	4,692,249	4,692,249

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$634,299,366	$—	$—	$634,299,366
Short-Term Investments	4,692,249	—	—	4,692,249
Total	$638,991,615	$—	$—	$638,991,615

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH1
R-080548-2 (1/25)